ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS	12 Months Ended
Dec. 31, 2021
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ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS

35.     ADDITIONAL INFORMATION RELATING TO THE STATEMENTS OF CASH FLOWS

The following table presents additional information on transactions related to the cash flow statement:

	Consolidated
	2021	2020	2019
Non-cash items
Hedge accounting, net of tax effects	(137,211)	116,348	70,569
Dividends declared and not yet paid	180,772	-	110,671
Stock and restricted shares option plans	138,122	102,508	-
Net effect of acquisition of property, plant and equipment and intangible assets not yet paid	81,257	172,104	(18,645)
Consideration for acquisition of subsidiary	-	13,366,114	-